Document and Entity Information	Mar. 28, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 28, 2019
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Entity Central Index Key	0001317474
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2019
Document Effective Date	Mar. 28, 2019
Prospectus Date	Feb. 28, 2019